Trade and other payables	12 Months Ended
Mar. 31, 2018
Trade and other payables
Trade and other payables

 15. Trade and other payables

Trade and other payables mainly consist of amounts we owe to our suppliers that have been invoiced or are accrued. They also include taxes and social security amounts due in relation to our role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

	2018	2017
	€m	€m
Included within non-current liabilities:
Other payables	314	30
Accruals	159	154
Deferred income	237	204
Derivative financial instruments	2,133	1,349
	2,843	1,737

Included within current liabilities:
Trade payables	6,185	6,212
Amounts owed to associates and joint ventures	27	14
Other taxes and social security payable	1,177	1,261
Other payables	1,346	1,220
Accruals	5,579	5,683
Deferred income	1,678	1,716
Derivative financial instruments	250	728
	16,242	16,834

The carrying amounts of trade and other payables approximate their fair value. The fair values[1] of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest and foreign currency rates prevailing at 31 March.

	2018	2017
	€m	€m
Included within derivative financial instruments:
Fair value through the income statement (held for trading):
Interest rate swaps	412	553
Cross-currency interest rate swaps	812	944
Options	76	63
Foreign exchange contracts	51	76
	1,351	1,636
Designated hedge relationships
Interest rate swaps	103	61
Cross-currency interest rate swaps	929	380
	2,383	2,077

Note:

1

The valuation basis is level 2 classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Other payables included within non-current liabilities include €271 million (2017: €nil) in respect of the re-insurance of a third-party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.